SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Tables)	12 Months Ended
Dec. 31, 2023
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Other operating expenses (income)
	Year ended December 31,
	2023	2022	2021
Capital gain from disposal of property	$(2,084)	$-	$-
Income from arbitrations in Peru, net	(2,962)	-	-
Income from legal procedure in the Philippines	(5,357)	-	-
Mergers and acquisitions related expenses	1,550	438	-
Others, net	82	-	-
	$(8,771)	$438	$-

Reconciliation of Allowance for Doubtful Accounts
	Year ended December 31,
	2023	2022	2021
Income:

Interest on cash equivalents, short-term deposits and restricted cash	$3,710	$980	$315
Other	46	18	611

	3,756	998	926
Expenses:

Interest with respect to loan and credit facility	(232)	-	-
Exchange rate differences, net	(35)	(2,019)	(543)
Bank charges including guarantees	(1,581)	(1,752)	(1,986)
Revaluation of investment in a convertible debt	(1,401)	-	-
Other	(398)	(45)	(119)

	(3,647)	(3,816)	(2,648)

Total financial income (expenses), net	$109	$(2,818)	$(1,722)

Schedule of Earnings (loss) per share
1.	Numerator:

	Year ended December 31,
	2023	2022	2021

Net income (losses) available to holders of ordinary shares	$23,504	$(5,928)	$(3,033)

2.Denominator:

	Year ended December 31,
	2023	2022	2021

Weighted average number of shares	56,668,999	56,591,994	56,401,074
Add - stock options	3,538	-	-

Denominator for diluted earnings (losses) per share - adjusted weighted average shares assuming exercise of stock options	56,672,537	56,591,994	56,401,074